Organization and Principal Activities (Details) - Schedule of Condensed Consolidated Balance Sheets Information - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Parent [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents
Restricted cash, current
Short-term investment
Accounts receivable, net
Advances to suppliers
Prepaid expenses and other receivables, net
Inventories
Current assets of discontinued operation
Total current assets
Restricted cash, non-current
Long-term Investment	158,588,161	173,640,463
Property, plants and equipment, net
Intangible assets, net
Goodwill
Prepayment for investments in real property
Land use right, net
Deferred tax assets, net
Finance lease assets
Right-of-use assets
Security deposits
Related party receivable
Non-current assets of discontinued operation
Total non-current assets	158,588,161	173,640,463
TOTAL ASSETS	158,588,161	173,640,463
Bank loans
Long-term bank loan – current portion
Note payable
Accounts payable
Contract liabilities
Accrued expenses and other current liabilities
Finance lease payable, current
Operating lease payable, current
Current liabilities of discontinued operation
Total current liabilities
Non-current liabilities of discontinued operation
Related parties payable	23,359,961	23,359,961
Finance lease payable, non-current
Operating lease payable, non-current
TOTAL LIABILITIES	23,359,961	23,359,961
Class B ordinary shares (US$0.0001 par value per share; 3,300,000 shares issued and outstanding as of December 31, 2022 and December 31, 2021;	330	330
Class A ordinary shares (US$0.0001 par value per share; 96,700,000 and 23,100,500 shares issued and outstanding as of December 31, 2022 and December 31, 2021, respectively;	9,670	2,310
Additional paid-in capital	893,043,710	157,056,070
Subscription receivable		(616,469)
Statutory reserve
Accumulated deficit	(757,825,510)	(5,633,531)
Accumulated other comprehensive income/(loss)
Etao’s shareholders’ equity/(deficits)	135,228,200	150,808,710
Non-controlling interest
TOTAL EQUITY/(DEFICITS)	135,228,200	150,808,710
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	158,588,161	173,640,463
WOFE [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents
Restricted cash, current
Short-term investment
Accounts receivable, net
Advances to suppliers
Prepaid expenses and other receivables, net
Inventories
Current assets of discontinued operation
Total current assets
Restricted cash, non-current
Long-term Investment
Property, plants and equipment, net
Intangible assets, net
Goodwill
Prepayment for investments in real property
Land use right, net
Deferred tax assets, net
Finance lease assets
Right-of-use assets
Security deposits
Related party receivable
Non-current assets of discontinued operation
Total non-current assets
TOTAL ASSETS
Bank loans
Long-term bank loan – current portion
Note payable
Accounts payable
Contract liabilities
Accrued expenses and other current liabilities
Finance lease payable, current
Operating lease payable, current
Current liabilities of discontinued operation
Total current liabilities
Non-current liabilities of discontinued operation
Finance lease payable, non-current
Operating lease payable, non-current
TOTAL LIABILITIES
Class B ordinary shares (US$0.0001 par value per share; 3,300,000 shares issued and outstanding as of December 31, 2022 and December 31, 2021;
Class A ordinary shares (US$0.0001 par value per share; 96,700,000 and 23,100,500 shares issued and outstanding as of December 31, 2022 and December 31, 2021, respectively;
Additional paid-in capital
Subscription receivable
Statutory reserve
Accumulated deficit
Accumulated other comprehensive income/(loss)
Etao’s shareholders’ equity/(deficits)
Non-controlling interest
TOTAL EQUITY/(DEFICITS)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY
VIE [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	8,933,208	4,727,210
Restricted cash, current	2,328,230	6,281,783
Short-term investment	2,900,880
Accounts receivable, net	8,096,347	8,716,261
Advances to suppliers	315,502	498,207
Prepaid expenses and other receivables, net	1,877,354	3,499,945
Inventories	1,989,393	2,079,947
Current assets of discontinued operation		728,210
Total current assets	26,440,914	26,531,563
Restricted cash, non-current	725,171	792,074
Long-term Investment
Property, plants and equipment, net	17,687,745	19,334,008
Intangible assets, net	607,881	817,640
Goodwill
Prepayment for investments in real property		874,403
Land use right, net	501,555	556,551
Deferred tax assets, net	96,812	89,109
Finance lease assets	1,123,877	1,446,490
Right-of-use assets	5,351,870	7,223,995
Security deposits	45,688	84,233
Related party receivable	7,062,016	4,095,359
Non-current assets of discontinued operation		3,783,940
Total non-current assets	33,202,614	39,097,803
TOTAL ASSETS	59,643,528	65,629,365
Bank loans	2,359,462	3,149,407
Long-term bank loan – current portion		375,701
Note payable	3,102,103	3,797,706
Accounts payable	7,563,542	7,366,582
Contract liabilities	748,296	778,125
Accrued expenses and other current liabilities	18,585,015	15,221,163
Finance lease payable, current	842,871	1,376,410
Operating lease payable, current	1,245,130	1,402,727
Current liabilities of discontinued operation		5,056,394
Total current liabilities	34,446,419	38,524,215
Non-current liabilities of discontinued operation		2,348,149
Related parties payable	2,472,763	1,998,192
Finance lease payable, non-current	1,064,104	1,391
Operating lease payable, non-current	4,280,617	5,790,397
TOTAL LIABILITIES	42,263,903	48,662,345
Class B ordinary shares (US$0.0001 par value per share; 3,300,000 shares issued and outstanding as of December 31, 2022 and December 31, 2021;
Class A ordinary shares (US$0.0001 par value per share; 96,700,000 and 23,100,500 shares issued and outstanding as of December 31, 2022 and December 31, 2021, respectively;	23,180,227	25,709,251
Additional paid-in capital	17,575,875	17,575,875
Subscription receivable
Statutory reserve	16,735	16,735
Accumulated deficit	(22,758,765)	(26,856,358)
Accumulated other comprehensive income/(loss)	(1,113,133)	352,192
Etao’s shareholders’ equity/(deficits)	16,900,938	16,797,694
Non-controlling interest	478,688	169,326
TOTAL EQUITY/(DEFICITS)	17,379,625	16,967,020
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	59,643,528	65,629,365
Elimination [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents
Restricted cash, current
Short-term investment
Accounts receivable, net
Advances to suppliers
Prepaid expenses and other receivables, net
Inventories
Current assets of discontinued operation
Total current assets
Restricted cash, non-current
Long-term Investment	(158,588,161)	(173,640,463)
Property, plants and equipment, net
Intangible assets, net
Goodwill		160,128,167
Prepayment for investments in real property
Land use right, net
Deferred tax assets, net
Finance lease assets
Right-of-use assets
Security deposits
Related party receivable	(6,653,707)	(3,650,127)
Non-current assets of discontinued operation
Total non-current assets	(165,241,868)	(17,162,423)
TOTAL ASSETS	(165,241,868)	(17,162,423)
Bank loans
Long-term bank loan – current portion
Note payable
Accounts payable
Contract liabilities
Accrued expenses and other current liabilities
Finance lease payable, current
Operating lease payable, current
Current liabilities of discontinued operation
Total current liabilities
Non-current liabilities of discontinued operation
Related parties payable	(6,653,707)	(3,650,127)
Finance lease payable, non-current
Operating lease payable, non-current
TOTAL LIABILITIES		(3,650,127)
Class B ordinary shares (US$0.0001 par value per share; 3,300,000 shares issued and outstanding as of December 31, 2022 and December 31, 2021;
Class A ordinary shares (US$0.0001 par value per share; 96,700,000 and 23,100,500 shares issued and outstanding as of December 31, 2022 and December 31, 2021, respectively;	(23,180,227)	(25,709,251)
Additional paid-in capital	(17,592,609)	(17,592,609)
Subscription receivable
Statutory reserve
Accumulated deficit	(126,955,029)	21,628,344
Accumulated other comprehensive income/(loss)
Etao’s shareholders’ equity/(deficits)	(167,727,865)	(21,673,516)
Non-controlling interest	9,139,704	8,161,220
TOTAL EQUITY/(DEFICITS)	(158,588,161)	(13,512,296)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	(165,241,868)	(17,162,423)
Consolidated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	8,933,208	4,727,210
Restricted cash, current	2,328,230	6,281,783
Short-term investment	2,900,880
Accounts receivable, net	8,096,347	8,716,261
Advances to suppliers	315,502	498,207
Prepaid expenses and other receivables, net	1,877,354	3,499,945
Inventories	1,989,393	2,079,947
Current assets of discontinued operation		728,210
Total current assets	26,440,914	26,531,563
Restricted cash, non-current	725,171	792,074
Long-term Investment
Property, plants and equipment, net	17,687,745	19,334,008
Intangible assets, net	607,881	817,640
Goodwill		160,128,167
Prepayment for investments in real property		874,403
Land use right, net	501,555	556,551
Deferred tax assets, net	96,812	89,109
Finance lease assets	1,123,877	1,446,490
Right-of-use assets	5,351,870	7,223,995
Security deposits	45,687	84,233
Related party receivable	408,309	445,232
Non-current assets of discontinued operation		3,783,940
Total non-current assets	26,548,907	195,575,843
TOTAL ASSETS	52,989,821	222,107,405
Bank loans	2,359,462	3,149,407
Long-term bank loan – current portion		375,701
Note payable	3,102,103	3,797,706
Accounts payable	7,563,542	7,366,582
Contract liabilities	748,296	778,125
Accrued expenses and other current liabilities	18,585,015	15,221,163
Finance lease payable, current	842,871	1,376,410
Operating lease payable, current	1,245,130	1,402,727
Current liabilities of discontinued operation		5,056,394
Total current liabilities	34,446,419	38,524,215
Non-current liabilities of discontinued operation		2,348,149
Related parties payable	19,179,017	21,179,818
Finance lease payable, non-current	1,064,104	1,391
Operating lease payable, non-current	4,280,617	5,790,397
TOTAL LIABILITIES	58,970,157	67,843,970
Class B ordinary shares (US$0.0001 par value per share; 3,300,000 shares issued and outstanding as of December 31, 2022 and December 31, 2021;	330	330
Class A ordinary shares (US$0.0001 par value per share; 96,700,000 and 23,100,500 shares issued and outstanding as of December 31, 2022 and December 31, 2021, respectively;	9,670	2,310
Additional paid-in capital	893,026,975	157,039,335
Subscription receivable		(616,469)
Statutory reserve	16,735	16,735
Accumulated deficit	(907,539,304)	(10,861,545)
Accumulated other comprehensive income/(loss)	(1,113,133)	352,192
Etao’s shareholders’ equity/(deficits)	(15,598,728)	145,932,888
Non-controlling interest	9,618,392	8,330,546
TOTAL EQUITY/(DEFICITS)	(5,980,336)	154,263,434
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 52,989,821	$ 222,107,405